Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUE:
Revenue (Notes 2 (n) and 4)	$ 75,173	$ 36,491	$ 42,045
EXPENSES:
Voyage expenses (Note 2 (n))	14,861	19,205	14,434
Vessel operating expenses	13,828	12,301	9,208
Depreciation and amortization of deferred charges (Notes 2(k),(p) and 6)	9,281	7,472	5,799
Management fees	0	0	231
General and administrative expenses (Notes 5 and 10)	6,751	5,782	7,985
Gain on vessel's sale (Note 6)	(9,543)	0	0
Provision for credit losses and write offs (Notes 2(h) and 4)	33	160	79
Foreign currency (gains) / losses	(20)	31	35
Operating income/(loss)	39,982	(8,460)	4,274
OTHER INCOME / (EXPENSES)
Interest and finance costs (Notes 5, 8 and 11)	(3,966)	(1,801)	(2,089)
Interest income	284	18	110
Gain from property sale	0	137	0
Total other expenses, net	(3,682)	(1,646)	(1,979)
Net income/(loss) from continuing operations	36,300	(10,106)	2,295
Gain from repurchase of preferred shares (Note 12)	0	0	1,500
Income allocated to participating securities (Note 12)	(6)	0	(87)
Deemed dividend on Series B preferred stock upon exchange of common stock (Notes 2 (ac), 10 and 12)	(9,271)	0	0
Deemed dividend on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party (Notes 2 (ad), 10 and 12)	(6,944)	0	0
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature (Notes 2 (af), 10 and 12)	(5,930)	0	0
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature (Notes 2 (af), 10 and 12)	(1,116)	0	0
Dividends on preferred stock (Note 12)	(1,030)	0	0
Net income / (loss) attributable to common stockholders from continuing operations	12,003	(10,106)	3,708
Net income attributable to common stockholders from discontinued operations (Note 3)	0	400	1,482
Total net income /(loss) attributable to common stockholders	$ 12,003	$ (9,706)	$ 5,190
Earnings / (Loss) per common share, basic, continuing operations (Note 12) (in dollars per share)	$ 6.49	$ (30.16)	$ 11.41
Earnings / (Loss) per common share, diluted, continuing operations (Note 12) (in dollars per share)	3.02	(30.16)	11.25
Earnings per common share, basic, discontinued operations (Note 12) (in dollars per share)	0	1.19	4.56
Earnings per common share, diluted, discontinued operations (Note 12) (in dollars per share)	0	1.19	4.49
Earnings / (Loss) per common share, basic, total (Note 12) (in dollars per share)	6.49	(28.97)	15.97
Earnings / (Loss) per common share, diluted, total (Note 12) (in dollars per share)	$ 3.02	$ (28.97)	$ 15.74
Weighted average number of common shares, basic (Note 12) (in shares)	1,850,072	335,086	325,031
Weighted average number of common shares, diluted (Note 12) (in shares)	6,447,710	335,086	329,704